Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table summarizes the maturity date and principal amount of the Company's obligations as at December 31, 2025:

	Notes	2026	2027	2028	2029 onwards	Total
Accounts payable and accrued liabilities		$329.1	$—	$—	$—	$329.1
Lease liabilities	15	41.4	37.1	19.5	14.0	112.0
Equipment loan	18(d)	1.0	—	—	—	1.0
Credit Facility	18(a)	—	—	200.0	—	200.0
Notes	18(b)	—	—	450.0	—	450.0
		$371.5	$37.1	$669.5	$14.0	$1,092.1

Disclosure of terms and conditions of outstanding derivative contracts
As at December 31, 2025, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact the consolidated statements of earnings (loss) and property, plant and equipment balance on the consolidated balance sheets are as follows:

2026
Cash flow hedges
Exchange rate risk
Canadian dollar forward and option contracts (CADM)	276.0
Rate range (USDCAD)[1]	1.35 - 1.50
1.The Company executed Canadian dollar collar options, which consist of Canadian dollar call and put options within the given range in 2025. The Company will recognize a gain from the difference between a lower market price and the Canadian dollar call strike price. The Company will incur a loss from the difference between a higher market price and the Canadian dollar put strike price.
As at December 31, 2025, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact to the consolidated statements of earnings (loss) are as follows:

2026
Gold Bullion hedges
Gold put options (thousands of ounces)	200.0
Strike Price	$3,100.0

Disclosure of detailed information about hedging instruments

	December 31, 2025	Increase of 10%	Decrease of 10%
Canadian dollar (CAD$)	$2.0	$(6.9)	$19.5

	December 31, 2025	Increase of 10%	Decrease of 10%
Gold Price	$0.3	$0.1	$1.6

	Canadian dollar contracts	Oil contracts	Gold price contracts	Total
Balance, January 1, 2024	$1.6	$5.7	$(9.2)	$(1.9)
Unrealized gain (loss) recognized in cash flow hedge reserve	(13.1)	1.6	(28.2)	(39.7)
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	1.7	(7.2)	30.3	24.8
Realized time value related to premiums paid	—	—	2.2	2.2
Time value excluded from hedge relationship	—	(0.1)	4.9	4.8
Balance, December 31, 2024	$(9.8)	$—	$—	$(9.8)
Unrealized gain (loss) recognized in cash flow hedge reserve	5.3	—	(10.5)	(5.2)
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	3.8	—	—	3.8
Premiums accrued	—	—	10.5	10.5
Time value excluded from hedge relationship	2.7	—	0.3	3.0
Balance, December 31, 2025	$2.0	$—	$0.3	$2.3

Consisting of:
Current portion of hedge asset	$2.0	$—	$0.3	$2.3
	$2.0	$—	$0.3	$2.3

	Years ended December 31,
	2025	2024
Consolidated balance sheets
Property, plant and equipment	$1.2	$1.0
Consolidated statements of earnings (loss)
Revenues	—	32.5
Cost of sales	2.2	(6.5)
General and administrative expenses	0.4	—
	2.6	26.0
	$3.8	$27.0